Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		177 Months Ended	180 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Sep. 30, 2011
Cash Flow From Operating Activities:
Net Income (Loss) From Continuing Operations	$ (6,179,222)	$ 1,994,489	$ (730,887)	$ (7,365,745)	$ (50,100,142)	$ (56,279,364)
Net Income (Loss) From Disontinued Operations	0	0	244,496	0	(144,543,813)	(144,543,813)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,176	6,786	23,130	37,356	7,460,786	7,220,466
(Gain) loss on debt extinguishments	0	0	(257,911)	(147,238)	(1,342,519)	(1,098,023)
Non-cash charges relating to issuance of common stock, common stock options and warrants	6,520,500	62,945	126,945	34,313	70,378,689	76,899,189
Reparation charges	0	0	0	35,530	8,264,264	8,264,264
Derivative Value and Debt Discount charges	(824,454)	(2,725,735)	(1,883,669)	2,961,939	2,083,327	1,258,873
Write off of Granita Inventory/ Sovereign Investment	0	0	0	0	615,910	615,910
Other non cash charges including amortization of deferred compensation and beneficial conversion interest expense	17,845	0	0	669,276	2,712,901	2,730,746
Changes in assets and liabilities:
Accounts receivable	0	33,253	122,478	(76,413)	427,876	427,876
Inventories	1,230	(46,654)	(3,725)	(98,807)	(613,003)	(611,773)
Prepaid expenses and Other current assets	(1,214)	(39,757)	173,465	(55,071)	45,819	44,605
Other	0	0	0	0	906,535	906,535
Accounts payable, Accrued expenses, Deferred revenue	84,381	259,641	412,144	256,441	8,978,468	9,062,849
Due to/from related parties Microphase / Janifast//Lintel	4,191	(1,972)	8,028	(17,114)	5,500,801	5,504,992
Officers and Other	0	0	0	0	1,711,357	1,711,357
Net cash used in operating activities	(372,567)	(457,004)	(1,765,506)	(3,765,533)	(87,512,744)	(87,885,311)
Cash Flow from Investing Activities:
Payments related to patents and licensing rights	0	0	0	0	(450,780)	(450,780)
Purchase of fixed assets	(7,129)	(5,933)	(5,933)	(15,000)	(3,308,493)	(3,315,622)
Investment in Sovereign	0	0	0	0	(110,000)	(110,000)
Net Cash (used) in investing activities	(7,129)	(5,933)	(5,933)	(15,000)	(3,869,273)	(3,876,402)
Cash Flow from Financing Activities:
Proceeds from issuance of common stock, exercises of warrants, net of finders fees	122,000	0	215,500	225,000	83,139,379	83,261,379
Payment of short term notes & equipment loans	(2,751)	(2,456)	(10,254)	(6,993)	(1,298,799)	(1,301,550)
Advances from Microphase	0	0	0	0	347,840	347,840
Issuance of Convertible Debentures	325,000	0	0	500,000	766,500	1,091,500
Net Proceeds (Repayment) from notes payable related parties	21,000	0	(64,000)	(595,175)	(424,659)	(403,659)
Proceeds from the collection of Notes Receivable under securities purchase agreements	0	300,600	1,403,500	3,786,000	8,339,500	8,339,500
Sale of minority interest in Granita subsidiary	0	0	0	0	514,000	514,000
Net cash provided by financing activities	465,249	298,144	1,544,746	3,908,832	91,383,761	91,849,010
Net increase (decrease) in cash	85,553	(164,793)	(226,693)	128,299	1,744	87,297
CASH AND CASH EQUIVALENTS, beginning of period	1,744	228,437	228,437	100,138	0	0
CASH AND CASH EQUIVALENTS, end of period	$ 87,297	$ 63,644	$ 1,744	$ 228,437	$ 1,744	$ 87,297